Consolidated Statements of Equity and Partners' Capital - USD ($) $ in Thousands		Total		Western Gas Partners, LP [Member]	Chipeta Processing Limited Liability Company [Member]	Net Investment by Anadarko [Member]	Common Units [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Western Gas Partners, LP [Member]	Noncontrolling Interests [Member] Chipeta Processing Limited Liability Company [Member]
Balance at Dec. 31, 2012	[1]	$ 2,865,295				$ 784,876	$ 912,376	$ 1,168,043
Net income (loss)		284,679	[2]			6,978	155,528	122,173
WES equity transactions, net	[3]	724,811					187,016	537,795
Contributions received from Chipeta noncontrolling interest owner		2,247						2,247
Distributions to noncontrolling interest owners				$ (130,706)	$ (13,127)				$ (130,706)	$ (13,127)
Distributions to WGP unitholders		(137,000)					(137,000)
Acquisitions from affiliates		(465,500)				(255,635)	(209,865)
Contributions of equity-based compensation to WES by Anadarko	[4]	2,932					2,846	86
Net pre-acquisition contributions from (distributions to) Anadarko	[5]	259,982				259,982
Net distributions to Anadarko of other assets		(5,855)	[2]				(5,855)
Elimination of net deferred tax liabilities		46,530				46,530
Other		381					36	345
Balance at Dec. 31, 2013	[1]	3,434,669				842,731	905,082	1,686,856
Net income (loss)		453,489	[2]			65,154	222,867	165,468
WES equity transactions, net	[3]	691,417					351,510	339,907
WES Class C unit issuance		750,000						750,000
Distributions to noncontrolling interest owners				(176,344)	(15,149)				(176,344)	(15,149)
Distributions to WGP unitholders		(228,481)					(228,481)
Acquisitions from affiliates		(356,250)				(372,784)	16,534
Contributions of equity-based compensation to WES by Anadarko	[4]	3,041					3,041
Net pre-acquisition contributions from (distributions to) Anadarko	[5]	(16,692)				(16,692)
Net distributions to Anadarko of other assets		(10,706)	[2]				(10,706)
Elimination of net deferred tax liabilities		38,160				38,160
Other		792				27	348	417
Balance at Dec. 31, 2014	[1]	4,567,946				556,596	1,260,195	2,751,155
Net income (loss)		11,098	[2]			79,386	86,121	(154,409)
Above-market component of swap extensions with Anadarko	[6]	18,449					18,449
WES equity transactions, net	[3]	57,353					(19,687)	77,040
Distributions to noncontrolling interest owners				$ (233,178)	$ (12,187)				$ (233,178)	$ (12,187)
Distributions to WGP unitholders		(306,477)					(306,477)
Acquisitions from affiliates		(174,276)				(197,562)	23,286
Contributions of equity-based compensation to WES by Anadarko	[4]	3,471					3,471
Net pre-acquisition contributions from (distributions to) Anadarko		(49,801)				(49,801)
Net distributions to Anadarko of other assets		(4,632)	[2]				(4,632)
Elimination of net deferred tax liabilities		41,844				41,844
Other		488				135	116	237
Balance at Dec. 31, 2015	[1]	$ 3,920,098				$ 430,598	$ 1,060,842	$ 2,428,658

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Includes the impact of WES’s (as defined in Note 1) public equity offerings as described in Note 4. The $(19.7) million, $351.5 million and $187.0 million increase (decrease) to partners’ capital, together with net income (loss) attributable to Western Gas Equity Partners, LP, totaled $145.8 million, $639.5 million and $349.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.
[4]	Associated with the Anadarko Incentive Plans as defined and described in Note 1 and Note 5.
[5]	Includes deferred taxes on capitalized interest of $0.3 million and $5.5 million associated with the acquisition of the TEFR Interests (as defined and described in Note 1) for the years ended December 31, 2014 and 2013, respectively.
[6]	See Note 5.